UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS

July 31, 2007 (Unaudited)


-----------------------------------------------------------------
  JAPAN SMALLER                                          Value
  COMPANIES FUND                    Shares               (000)
=================================================================

  COMMON STOCK (98.9%)
  COMMERCIAL SERVICES (3.3%)
    CONSULTING SERVICES (3.3%)
    ASK Planning Center            337,000         $     1,146
                                                   -----------

  ENGINEERING & CONSTRUCTION (4.0%)
    BUILDING & CONSTRUCTION -
      MISCELLANEOUS (4.0%)
    Shinnihon                      273,500               1,365
                                                   -----------

  ENTERTAINMENT (5.2%)
    MOTION PICTURES & SERVICES (5.2%)
    Toei                           283,000               1,812
                                                   -----------

  FOREST PRODUCTS & PAPER (2.6%)
    PAPER & PAPER PRODUCTS (2.6%)
    OJI Paper                      188,000                 904
                                                   -----------

  HEALTH CARE (1.9%)
    MEDICAL INSTRUMENTS (1.9%)
    Topcon                          40,000                 647
                                                   -----------

  HOME BUILDERS (2.1%)
    BUILDING-RESIDENTIAL/COMMERCIAL (2.1%)
    Token                           11,910                 721
                                                   -----------

  LEISURE & RECREATIONAL PRODUCTS (1.1%)
    LEISURE & REC/GAMES (1.1%)
    Round One                          169                 379
                                                   -----------

  REAL ESTATE (36.1%)
    REAL ESTATE MANAGEMENT/SERVICES (22.4%)
    Arnest One                     115,500                 760
    Azel                           996,000               3,315
    Daikyo                         219,396                 962
    Iida Home Max                   30,300                 489
    TOC                            139,000               1,269
    Yasuragi                        82,100                 509
    Zephyr                             233                 451
                                                   -----------
                                                         7,755
                                                   -----------

    REAL ESTATE
    OPERATIONS/DEVELOPMENT (13.7%)
    Japan General Estate            33,000                 662
    Shin-Nihon Tatemono            307,800               1,727
    Suncity                          1,574                 919


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  JAPAN SMALLER                                          Value
  COMPANIES FUND                    Shares               (000)
=================================================================

  REAL ESTATE (CONTINUED)
    REAL ESTATE OPERATIONS/DEVELOPMENT
      (CONTINUED)
    Touei Housing                  112,700         $     1,425
                                                   -----------
                                                         4,733
                                                   -----------
                                                        12,488
                                                   -----------

  REITS (10.5%)
    REITS-APARTMENTS (3.8%)
    FC Residential Investment          285               1,292
    Japan Single-Residence REIT          9                  36
                                                   -----------
                                                         1,328
                                                   -----------

    REITS-DIVERSIFIED (4.0%)
    Advance Residence Investment       207                 926
    Joint Reit Investment              101                 458
                                                   -----------
                                                         1,384
                                                   -----------

    REITS-HOTEL (2.7%)
    Nippon Hotel Fund
      Investment                       188                 930
                                                   -----------

                                                         3,642
                                                   -----------
  RETAIL (25.0%)
    RETAIL-APPAREL/SHOE (12.3%)
    Nishimatsuya Chain              66,700               1,083
    Pal                             41,850               1,579
    Right On                        75,600                 979
    United Arrows                   38,000                 591
                                                   -----------
                                                         4,232
                                                   -----------
    RETAIL-BUILDING PRODUCTS (3.7%)
    Arc Land Sakamoto               61,100               1,288
                                                   -----------

    RETAIL-DRUG STORE (4.6%)
    Welcia Kanto                    47,200               1,584
                                                   -----------

    RETAIL-RESTAURANTS (2.2%)
    Joyfull                         79,500                 753
                                                   -----------

    RETAIL-SPORTING GOODS (2.2%)
    Xebio                           27,200                 768
                                                   -----------
                                                         8,625
                                                   -----------

-----------------------------------------------------------------
  JAPAN SMALLER                                          Value
  COMPANIES FUND                    Shares               (000)
=================================================================

  STORAGE/WAREHOUSING (7.1%)
    STORAGE/WAREHOUSING (7.1%)
    Shibusawa Warehouse            393,000         $     2,457
                                                   -----------

  TOTAL COMMON STOCK
   (Cost $35,194)                                      34,186
                                                   -----------

  TOTAL INVESTMENTS (98.9%)
   (Cost $35,194)  +                               $   34,186
                                                   ===========

  PERCENTAGES ARE BASED ON NET ASSETS OF
  $34,580 (000).

  REIT  - REAL ESTATE INVESTMENT TRUST

  +AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $35,194
  (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,322 (000) AND $3,330(000), RESPECTIVELY.

  FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 PAM-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.